Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY
NOTE 20:-	EQUITY

a.	Effective from March 2023, the Company’s shares split in a ratio of 1:0.712434. As a result, all Ordinary shares, options for shares, warrants to purchase ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split had been in effect as of the date of these consolidated financial statements.

b.	Composition of share capital:

	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands

Ordinary shares of no par value	142,487	88,791	142,487	77,642

c.	Movement in share capital:

1.	Issued and outstanding share capital:

Number of shares of no par value
in thousands

Balance as of January 1, December 31, 2021	77,642
Issue of shares*	9,347
Exercise of options	1,802

Balance as of December 31, 2022	88,791

*	Not including 911,916 shares from October 2022 investment agreement which were issued after December 31, 2022 (see also Note 20i.)

2.	Share issues and buybacks:

a)	As for the accounting treatment of the reverse acquisition in respect of the transaction with HUB, see Note 1b above.

b)	As for shares issued in the Comsec acquisition transaction, see Note 1c above.

c)	In February 2020, the Company signed a private placement agreement with More Provident Funds Ltd. (“More Provident”), More Mutual Fund Management (2013) Ltd. (“More Mutual Funds”) and More Investment House Portfolio Management Ltd. (“More Investment House”) (collectively – “the optionees”). According to the agreement, the Company will allocate to the optionees 820,000 registered Ordinary shares of the Company with no par value. The Company will also allocate to the optionees 696,999 non-marketable share options which are each exercisable into one Ordinary share of the Company. Each unit includes 1 ordinary share with no par value and 1 share option with an exercise price of NIS 1.14 (USD 0.31). The warrants vested immediately upon issuance and will be exercisable for 48 months from the respective date of issuance. In the allocation, the optionees invested a total of approximately NIS 1,583 (USD 459) in the Company.

d)	On May 27, 2021, the Company issued a supplemental prospectus for offering institutional investors to purchase 24,333,358 Ordinary shares of the Company with no par value, of which 19,466,690 Ordinary shares were issued in a public offering and 4,866,668 shares were issued in a secondary offering. The gross issue proceeds totaled approximately NIS 130,864 thousand (USD 40,291 thousand). Issue costs amounted to approximately NIS 18,473 thousand (USD 5,720 thousand).

e)	In 2021, the Company completed a buyback of 860,036 shares from shareholders in return for approximately NIS 3,950 thousand (USD 1,230 thousand).

f)	In February 2022, the Company offered institutional investors 6,885,626 units – each unit includes one Ordinary share of the Company with no par value and one warrant (series 1) that are convertible to Ordinary shares of the Company. In the offering, the Company accepted offers for the purchase of 6,885,626 Ordinary shares and 6,885,626 warrants (series 1) with an exercise price of NIS 7.44 (USD 2.03) for immediate gross proceeds of approximately NIS 46,682 thousand (USD 14,731 thousand) with an issuance cost of USD 3.4 million.

g)	In May 2022, the Company signed investment agreements for a total of 2,030,658 shares in the price of NIS 8.42 (USD 2.39) - each unit includes 1 ordinary share with no par value and 1.5 share warrants with an exercise price of NIS 10.11 (USD 2.76). The aggregate amount raised through this private offering was NIS 17 million (USD 5 million) with an issuance cost of USD 391 thousand.

In September 2022, the Company signed investment agreements with 12.64 Fund, Limited Partnership (a fund managed by A-Labs, see also Note 22d) for a total of 431,210 shares in the price of NIS 8 (USD 2.32) - each unit includes 1 ordinary share with no par value and 1 warrant with an exercise price of NIS 8.8 (USD 2.41). The warrants vested immediately upon issuance and will be exercisable for 30 months from the respective date of issuance.

The aggregate amount raised through this private offering was NIS 3.5 million (USD 1 million). A-Labs received 5% commission from this investment ($50 thousand) and 30,263 warrants to ordinary shares.

h)	In October 2022, the Company signed investment agreements with different investors for a total of 911,916 shares in the price of NIS 8.63 (USD 2.47) – each unit includes 1 ordinary share with no par value and 1 warrants with an exercise price of NIS 9.49 (USD 2.6). The warrants vested immediately upon issuance and will be exercisable for 30 months from the respective date of issuance. The aggregate amount raised through this private offering was NIS 7.9 million (USD 2.25 million) with an issuance cost of USD224 thousand. According to the terms of the investment agreement, the company have 45 days from the closing date to issue the shares to the investors or otherwise it would need to repay it with an additional 10% interest. The actual issuance of shares took place on February 2023, and therefore as of December 31, 2022, the total investment amount was classified as a liability.

i)	On November 24, 2022, the Israel Securities Authority and the Court approved that the company will be delisted from the Tel-Aviv Stock Exchange after the SPAC merger and the listing of the Company’s shares for trading on NASDAQ. The Company remains subject to reporting, law and regulations duties according to the Israel Securities Laws and Regulations.

j)	On November 26, 2022, the Company extended the exercise period of the options granted in June 2021 to investors and officers until December 21, 2024 (see also Note 18f).

c.	Rights attached to shares:

i.	Quoted on the TASE. As of March 1, 2023, the Company began trading on NASDAQ.

ii.	Voting rights at the general meeting, right to receive a dividend and rights upon liquidation of the Company.

d.	Treasury shares - Company shares held by the Company:

The interests of the Company in the Company’s shares are as follows:

	December 31,
	2022	2021
	%

% of issued share capital	1.0	1.11

e.	Capital management in the Company:

The Company’s capital management objectives are:

1.	To preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by pricing of products and services that is adjusted to the level of risk in the Group’s business activity.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and risk characteristics of its activity. To maintain or adjust the required capital structure, the Company may apply various measures such as adjust the dividend payment to shareholders, raise capital by way of issue of shares, capital purchases from shareholders and disposal of assets to reduce its debts.